Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 09, 2016
Document Created Date	dei_DocumentCreationDate	Jan. 22, 2018